Expense Example	Macquarie Tax-Free USA Fund Class A Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Fund Class A Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Fund Class A Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Fund Class A Expense Example, with Redemption, 10 Years	Macquarie Tax-Free USA Fund Class C Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Fund Class C Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Fund Class C Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Fund Class C Expense Example, with Redemption, 10 Years	Macquarie Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 10 Years	Macquarie Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 10 Years	Macquarie Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 10 Years	Macquarie Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 1 Year	Macquarie Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 3 Years	Macquarie Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 5 Years	Macquarie Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	712	912	1,489	258	508	883	1,936	56	196	348	790	349	533	733	1,307	253	499	870	1,912	51	186	334	763